UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07943
Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2024

Nuveen Georgia Municipal Bond Fund
Class A Shares/FGATX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$84	0.84%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Georgia Municipal Bond Fund returned 2.84% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Georgia Index, which returned 2.98%.

•  Top contributors to relative performance

»   Duration positioning, primarily an overweight to bonds with durations of 12 years and longer, which outperformed as the yield curve flattened.

»   Overweight to the public power sector, which outperformed, and underweight to the multi-family housing sector, which underperformed.

»   Credit ratings allocation, especially an overweight to A rated bonds, which benefited from narrowing credit spreads, and an underweight to AAA rated bonds, which lagged.

•  Top detractors from relative performance

»   Sector allocation, particularly an underweight to the industrial development revenue (IDR) sector, which outperformed, and overweights to the ports and life care sectors, which underperformed.

»   Overweight to 10‑ to 12‑year duration bonds, which underperformed as the yield curve flattened.

»   Underweight to non‑rated bonds, which outperformed as credit spreads narrowed.
Performance Attribution 12+ year duration bonds Public power and multi-family housing sectors Credit ratings allocation IDR, ports and life care sectors 10‑ to 12‑year duration bonds Non‑rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,199
$11,563
$11,081
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Georgia Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.84%	0.08%	1.46%
Class A Shares at maximum sales charge (Offering Price)	(1.45)%	(0.77)%	1.03%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Georgia Index	2.98%	0.90%	2.01%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$178,096,651
Total number of portfolio holdings	92
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$921,884

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P501_AR_0524 3668589-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Georgia Municipal Bond Fund
Class I Shares/FGARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$64	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Georgia Municipal Bond Fund returned 2.93% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Georgia Index, which returned 2.98%.

•  Top contributors to relative performance

»   Duration positioning, primarily an overweight to bonds with durations of 12 years and longer, which outperformed as the yield curve flattened.

»   Overweight to the public power sector, which outperformed, and underweight to the multi-family housing sector, which underperformed.

»   Credit ratings allocation, especially an overweight to A rated bonds, which benefited from narrowing credit spreads, and an underweight to AAA rated bonds, which lagged.

•  Top detractors from relative performance

»   Sector allocation, particularly an underweight to the industrial development revenue (IDR) sector, which outperformed, and overweights to the ports and life care sectors, which underperformed.

»   Overweight to 10‑ to 12‑year duration bonds, which underperformed as the yield curve flattened.

»   Underweight to non‑rated bonds, which outperformed as credit spreads narrowed.
Performance Attribution 12+ year duration bonds Public power and multi-family housing sectors Credit ratings allocation IDR, ports and life care sectors 10‑ to 12‑year duration bonds Non‑rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I at NAV	2.93%	0.27%	1.66%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Georgia Index	2.98%	0.90%	2.01%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$178,096,651
Total number of portfolio holdings	92
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$921,884

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.
May 31, 2024

67065P808_AR_0524 3668589-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Georgia Municipal Bond Fund
Class C Shares/FGCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$164	1.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Georgia Municipal Bond Fund returned 2.00% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Georgia Index, which returned 2.98%.

•  Top detractors from relative performance

»   Sector allocation, particularly an underweight to the industrial development revenue (IDR) sector, which outperformed, and overweights to the ports and life care sectors, which underperformed.

»   Overweight to 10‑ to 12‑year duration bonds, which underperformed as the yield curve flattened.

»   Underweight to non‑rated bonds, which outperformed as credit spreads narrowed.

•  Top contributors to relative performance

»   Duration positioning, primarily an overweight to bonds with durations of 12 years and longer, which outperformed as the yield curve flattened.

»   Overweight to the public power sector, which outperformed, and underweight to the multi-family housing sector, which underperformed.

»   Credit ratings allocation, especially an overweight to A rated bonds, which benefited from narrowing credit spreads, and an underweight to AAA rated bonds, which lagged.
Performance Attribution IDR, ports and life care sectors 10‑ to 12‑year duration bonds Non‑rated bonds 12+ year duration bonds Public power and multi-family housing sectors Credit ratings allocation

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.00%	(0.72)%	0.81%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Georgia Index	2.98%	0.90%	2.01%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$178,096,651
Total number of portfolio holdings	92
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$921,884

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.
May 31, 2024

67065P717_AR_0524 3668589-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Louisiana Municipal Bond Fund
Class A Shares/FTLAX
Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$80	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Louisiana Municipal Bond Fund returned 4.41% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Louisiana Index, which returned 3.38%.

•  Top contributors to relative performance

»   Yield curve positioning, particularly an allocation to longer-maturity bonds, which outperformed.

»   Credit ratings allocation, specifically an overweight to bonds rated BBB and below, which benefited from contracting spreads.

»   Sector allocation, primarily driven by an overweight to the industrial development revenue (IDR) sector.

•  Top detractors from relative performance

»   Overweight to the hospital sector, which underperformed.

»   Overweight to the tobacco sector, which underperformed.
Performance Attribution Yield curve positioning Credit ratings allocation Sector allocation Hospital sector Tobacco sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,826
$12,777
$12,551
$12,290
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Louisiana Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	4.41%	1.32%	2.52%
Class A Shares at maximum sales charge (Offering Price)	(0.01)%	0.45%	2.08%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Louisiana Index	3.38%	1.53%	2.48%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$213,713,461
Total number of portfolio holdings	162
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,074,719

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P881_AR_0524 3668607-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Louisiana Municipal Bond Fund
Class I Shares/FTLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$60	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Louisiana Municipal Bond Fund returned 4.64% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Louisiana Index, which returned 3.38%.

•  Top contributors to relative performance

»   Yield curve positioning, particularly an allocation to longer-maturity bonds, which outperformed.

»   Credit ratings allocation, specifically an overweight to bonds rated BBB and below, which benefited from contracting spreads.

»   Sector allocation, primarily driven by an overweight to the industrial development revenue (IDR) sector.

•  Top detractors from relative performance

»   Overweight to the hospital sector, which underperformed.

»   Overweight to the tobacco sector, which underperformed.
Performance Attribution Yield curve positioning Credit ratings allocation Sector allocation Hospital sector Tobacco sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	4.64%	1.54%	2.72%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Louisiana Index	3.38%	1.53%	2.48%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund statistics (as of May 31, 2024)

Fund net assets	$213,713,461
Total number of portfolio holdings	162
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,074,719

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P857_AR_0524 3668607-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Louisiana Municipal Bond Fund
Class C Shares/FAFLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$160	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Louisiana Municipal Bond Fund returned 3.61% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Louisiana Index, which returned 3.38%.

•  Top contributors to relative performance

»   Yield curve positioning, particularly an allocation to longer-maturity bonds, which outperformed.

»   Credit ratings allocation, specifically an overweight to bonds rated BBB and below, which benefited from contracting spreads.

»   Sector allocation, primarily driven by an overweight to the industrial development revenue (IDR) sector.

•  Top detractors from relative performance

»   Overweight to the hospital sector, which underperformed.

»   Overweight to the tobacco sector, which underperformed.
Performance Attribution Yield curve positioning Credit ratings allocation Sector allocation Hospital sector Tobacco sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	3.61%	0.52%	1.87%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Louisiana Index	3.38%	1.53%	2.48%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$213,713,461
Total number of portfolio holdings	162
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,074,719

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P691_AR_0524 3668607-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen North Carolina Municipal Bond Fund
Class A Shares/FLNCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$78	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen North Carolina Municipal Bond Fund returned 2.32% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond North Carolina Index, which returned 2.03%.

•  Top contributors to relative performance

»   Sector allocation, particularly an overweight to toll roads, which outperformed, and exposures to hospitals, dedicated tax and multi-family housing bonds.

»   Duration positioning, especially an overweight to longer-duration bonds, which benefited from the yield curve flattening.

»   Credit ratings allocation, driven by an overweight to A rated and non‑rated bonds, which outperformed as spreads narrowed, and an underweight to AAA rated bonds, which underperformed.

•  Top detractors from relative performance

»   Allocation to shorter-maturity bonds along with an overweight to intermediate-maturity bonds.

»   Underweight allocation to the life care sector, which outperformed, and overweight allocations to higher education and appropriation-backed bonds, which underperformed.

»   An overweight allocation to BBB rated bonds.

Performance Attribution

 Toll road, hospital, dedicated tax and multi-family housing sectors

 Longer-duration bonds

 Credit ratings allocation

 Short- and intermediate-maturity bonds

 Life care, higher education and appropriation sectors

 BBB rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$11,938
$11,644
$11,155
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond North Carolina Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.32%	0.03%	1.53%
Class A Shares at maximum sales charge (Offering Price)	(2.02)%	(0.82)%	1.10%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond North Carolina Index	2.03%	0.70%	1.79%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$523,928,929
Total number of portfolio holdings	221
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,606,682

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P840_AR_0524 3668628-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen North Carolina Municipal Bond Fund
Class I Shares/FCNRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$58	0.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen North Carolina Municipal Bond Fund returned 2.45% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond North Carolina Index, which returned 2.03%.

•  Top contributors to relative performance

»   Sector allocation, particularly an overweight to toll roads, which outperformed, and exposures to hospitals, dedicated tax and multi-family housing bonds.

»   Duration positioning, especially an overweight to longer-duration bonds, which benefited from the yield curve flattening.

»   Credit ratings allocation, driven by an overweight to A rated and non-rated bonds, which outperformed as spreads narrowed, and an underweight to AAA rated bonds, which underperformed.

•  Top detractors from relative performance

»   Allocation to shorter-maturity bonds along with an overweight to intermediate-maturity bonds.

»   Underweight allocation to the life care sector, which outperformed, and overweight allocations to higher education and appropriation-backed bonds, which underperformed.

»   An overweight allocation to BBB rated bonds.

Performance Attribution

 Toll road, hospital, dedicated tax and multi-family housing sectors

 Longer-duration bonds

 Credit ratings allocation

 Short- and intermediate-maturity bonds

 Life care, higher education and appropriation sectors

 BBB rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	2.45%	0.22%	1.73%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond North Carolina Index	2.03%	0.70%	1.79%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$523,928,929
Total number of portfolio holdings	221
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,606,682

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P816_AR_0524 3668628-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen North Carolina Municipal Bond Fund
Class C Shares/FDCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$158	1.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen North Carolina Municipal Bond Fund returned 1.43% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond North Carolina Index, which returned 2.03%.

•  Top detractors from relative performance

»   Allocation to shorter-maturity bonds along with an overweight to intermediate-maturity bonds.

»   Underweight allocation to the life care sector, which outperformed, and overweight allocations to higher education and appropriation-backed bonds, which underperformed.

»   An overweight allocation to BBB rated bonds.

•  Top contributors to relative performance

»   Sector allocation, particularly an overweight to toll roads, which outperformed, and exposures to hospitals, dedicated tax and multi-family housing bonds.

»   Duration positioning, especially an overweight to longer-duration bonds, which benefited from the yield curve flattening.

»   Credit ratings allocation, driven by an overweight to A rated and non-rated bonds, which outperformed as spreads narrowed, and an underweight to AAA rated bonds, which underperformed.

Performance Attribution

 Toll road, hospital, dedicated tax and multi-family housing sectors

 Longer-duration bonds

 Credit ratings allocation

 Short- and intermediate-maturity bonds

 Life care, higher education and appropriation sectors

 BBB rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	1.43%	(0.78)%	0.90%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond North Carolina Index	2.03%	0.70%	1.79%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$523,928,929
Total number of portfolio holdings	221
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,606,682

What did the Fund invest in? (as of May 31, 2024)

(1)The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P683_AR_0524 3668628-INV-Y-07/25 (A, C, I)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended May 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Georgia Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Louisiana Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen North Carolina Municipal Bond Fund	$32,259	$0	$0	$0

Total	$96,777	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended May 31, 2024	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Georgia Municipal Bond Fund	0%	0%	0%	0%

Nuveen Louisiana Municipal Bond Fund	0%	0%	0%	0%

Nuveen North Carolina Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Georgia Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Louisiana Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen North Carolina Municipal Bond Fund	$37,988	$0	$0	$0

Total	$113,964	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Georgia Municipal Bond Fund	0%	0%	0%	0%

Nuveen Louisiana Municipal Bond Fund	0%	0%	0%	0%

Nuveen North Carolina Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust III	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust III	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Georgia Municipal Bond Fund	$0	$0	$0	$0

Nuveen Louisiana Municipal Bond Fund	$0	$0	$0	$0

Fiscal Year Ended May 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen North Carolina Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Georgia Municipal Bond Fund	$0	$0	$0	$0

Nuveen Louisiana Municipal Bond Fund	$0	$0	$0	$0

Nuveen North Carolina Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust III and Shareholders of Nuveen Georgia
Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina
Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal
Bond Fund (constituting Nuveen Multistate Trust III, hereafter collectively referred to as the "Funds") as of May 31,
2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024 and each of the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, portfolio company and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.6%
X 173,883,950
MUNICIPAL BONDS - 97.6%   X 173,883,950
Consumer Discretionary - 1.0%
$ 2,200 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 $ 1,879,958
Total Consumer Discretionary 1,879,958
Education and Civic Organizations - 7.6%
750 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.375%,
6/15/58
6/31 at 100.00 753,133
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 1,008,900
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 2,034,299
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 2,059,660
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 2,820,393
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 4,064,478
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call 606,687
250 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 235,508
Total Education and Civic Organizations 13,583,058
Health Care - 10.0%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 5,279,240
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 511,154
420 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/36
4/27 at 100.00 431,453
Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B:
2,000 5.125%, 4/01/53 4/33 at 100.00 2,089,717
2,100 5.750%, 4/01/53 4/33 at 100.00 2,329,281
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 2,345,497
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 2,371,985
2,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/43
7/29 at 100.00 2,395,844
Total Health Care 17,754,171
Housing/Multifamily - 2.0%
3,600 DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue
Bonds, Kensington Station Project, Series 2023, 4.000%, 12/01/33
12/30 at 100.00 3,540,552
Total Housing/Multifamily 3,540,552

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 19.7%
Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1:
$ 2,000 5.000%, 12/01/39 12/32 at 100.00 $ 2,222,852
2,845 5.000%, 12/01/41 12/32 at 100.00 3,127,955
1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 1,777,519
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 2,010,480
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 2,054,210
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 858,120
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 924,966
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 1,654,401
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 1,139,878
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 772,298
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 5,119,592
Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 1,156,198
2,380 4.000%, 7/15/38 7/31 at 100.00 2,444,372
1,625 Greene County School District, Georgia, General Obligation Bonds, Series
2023, 4.000%, 6/01/48
6/33 at 100.00 1,566,933
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 2,118,286
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 1,378,558
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 536,806
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 2,043,475
2,325 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Oconee-Hard Creek Reservoir Project, Series 2023, 4.000%, 2/01/47
2/33 at 100.00 2,255,613
Total Tax Obligation/General 35,162,512
Tax Obligation/Limited - 7.4%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 1,482,742
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 2,527,243
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call 426,609
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 1,084,592
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/24 at 100.00 595,371
110 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 112,296
95 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call 97,243
1,405 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28
No Opt. Call 1,465,779
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 1,676,271

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 1,225 0.000%, 7/01/33 7/28 at 86.06 $ 856,581
1,825 4.500%, 7/01/34 7/25 at 100.00 1,828,937
985 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 981,918
Total Tax Obligation/Limited 13,135,582
Transportation - 12.9%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 2,134,665
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38, (AMT)
7/29 at 100.00 1,961,273
Augusta, Georgia, Airport Revenue Bonds, Refunding General Series
2015A:
160 5.000%, 1/01/32 1/25 at 100.00 160,596
170 5.000%, 1/01/33 1/25 at 100.00 170,632
100 5.000%, 1/01/34 1/25 at 100.00 100,376
150 5.000%, 1/01/35 1/25 at 100.00 150,638
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 4,752,493
2,000 4.000%, 7/01/51 7/31 at 100.00 1,902,088
Georgia Ports Authority, Revenue Bonds, Series 2022:
7,380 4.000%, 7/01/47 7/32 at 100.00 7,146,869
4,200 5.000%, 7/01/47 7/32 at 100.00 4,482,795
Total Transportation 22,962,425
U.S. Guaranteed - 7.5% (c)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 7,248,910
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 2,006,048
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 4,121,024
Total U.S. Guaranteed 13,375,982
Utilities - 29.5%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
500 5.000%, 11/01/40 5/25 at 100.00 503,498
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2017A, 5.000%, 11/01/37
11/27 at 100.00 1,048,533
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2018A, 5.000%, 11/01/41
11/27 at 100.00 1,700,938
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 946,642
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 1,096,158
2,000 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company, Fifth Series 1994, 3.700%, 10/01/32,
(Mandatory Put 6/13/28) , (WI/DD)
No Opt. Call 2,002,194
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 1,108,578
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 1,782,593
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 2,044,345
625 Cherokee County Water and Sewerage Authority, Georgia, Water and
Sewerage Revenue Bonds, Series 2023, 5.000%, 8/01/33
No Opt. Call 713,333

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 $ 1,951,048
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/41
3/30 at 100.00 942,293
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 1,192,072
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 4,241,190
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
7/24 at 100.00 1,000,420
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
6/24 at 100.00 1,999,672
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 3,019,801
2,630 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/27
No Opt. Call 2,695,213
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 2,766,578
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 1,524,508
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 3,334,896
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 887,294
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 907,555
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call 2,486,203
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A:
2,000 5.000%, 1/01/45 1/31 at 100.00 2,067,734
2,500 5.000%, 1/01/50 1/31 at 100.00 2,561,813
2,405 5.000%, 1/01/59 7/28 at 100.00 2,410,118
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 1,443,818
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
7/24 at 100.00 1,005,073
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton-Hard Labor Creek Reservoir Water Treatment Facility Project,
Series 2022, 5.000%, 2/01/53
8/32 at 100.00 1,105,599
Total Utilities 52,489,710
Total Municipal Bonds
(cost $176,612,774) 173,883,950
Total Long-Term Investments
(cost $176,612,774) 173,883,950
Other Assets & Liabilities, Net - 2.4% 4,212,701
Net Assets - 100% $ 178,096,651
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X 203,790,485
MUNICIPAL BONDS - 95.3%   X 203,790,485
Consumer Staples - 1.9%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 $ 2,025,782
600 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/24 at 100.00 590,780
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 291,102
175 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 176,193
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 982,252
Total Consumer Staples 4,066,109
Education and Civic Organizations - 29.0%
1,025 (c) Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38
6/28 at 100.00 1,031,227
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
7/24 at 100.00 815,598
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Athletic Facilities Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 477,543
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 679,868
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 -
AGM Insured
10/27 at 100.00 3,021,838
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Union/University Facilities Project, Series 2021, 4.000%,
10/01/39 - AGM Insured
10/30 at 100.00 1,033,314
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities,
Inc.-Lewis Street Parking Garage Project, Refunding Series 2021, 4.000%,
10/01/42 - AGM Insured
10/30 at 100.00 708,195
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities Inc.
Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 1,002,607
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/24 at 100.00 2,000,934
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, McNeese State University
Student Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021:
500 3.000%, 3/01/33 3/31 at 100.00 446,167
1,200 3.000%, 3/01/37 3/31 at 100.00 1,007,530
1,270 3.000%, 3/01/39 3/31 at 100.00 1,007,898
1,000 3.000%, 3/01/42 3/31 at 100.00 758,223
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University Student
Recreation Center/NSU Facilities Corporation Project, Refunding Series
2021, 4.000%, 10/01/38
10/30 at 100.00 2,109,371

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 - AGM
Insured
10/27 at 100.00 $ 2,037,192
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 1,538,808
1,300 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39
6/27 at 100.00 1,238,026
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 230,355
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A:
1,680 (c) 5.000%, 4/01/39 4/27 at 100.00 1,538,016
1,000 (c) 5.000%, 4/01/57 4/27 at 100.00 826,436
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University GreenHouse
District Phase II Project, Series 2017:
200 5.000%, 7/01/42 7/27 at 100.00 202,689
1,500 5.000%, 7/01/47 7/27 at 100.00 1,511,193
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University GreenHouse
District Phase III Project, Series 2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 2,048,585
4,510 5.000%, 7/01/59 7/29 at 100.00 4,517,700
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 1,508,896
6,000 5.000%, 7/01/51 7/26 at 100.00 6,015,252
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A:
500 (c) 6.250%, 6/01/52 6/31 at 100.00 488,380
540 (c) 6.375%, 6/01/62 6/31 at 100.00 523,150
270 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62
6/31 at 100.00 256,574
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 1,202,476
20 4.000%, 10/01/41 10/31 at 100.00 18,692
3,350 4.000%, 10/01/51 10/31 at 100.00 2,894,844
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A:
1,400 5.250%, 10/01/48 4/33 at 100.00 1,451,055
2,000 5.250%, 10/01/53 4/33 at 100.00 2,057,611
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 1,962,291
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2023A, 5.000%, 10/15/48
10/32 at 100.00 3,179,646
1,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
7/24 at 100.00 1,037,054
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017:
2,835 5.250%, 10/01/31 No Opt. Call 3,066,805
2,040 5.250%, 10/01/46 10/33 at 100.00 2,129,269
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
7/24 at 100.00 1,501,465
Total Education and Civic Organizations 61,882,773

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 12.5%
$ 715 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 $ 686,221
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 406,261
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 515,599
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 3,049,894
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 2,020,273
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 1,616,816
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
645 5.750%, 7/01/25 No Opt. Call 654,281
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 4,007,970
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 3,048,704
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 272,421
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 200,649
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call 323,836
1,000 5.000%, 7/01/32 7/31 at 100.00 1,044,477
Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series
2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 1,782,451
1,400 5.000%, 7/01/37 7/28 at 100.00 1,447,380
1,000 4.000%, 7/01/43 7/28 at 100.00 896,784
Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital
Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 1,304,724
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 1,406,116
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%,
2/01/39
2/31 at 100.00 920,880
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
7/24 at 100.00 1,067,821
Total Health Care 26,673,558
Housing/Multifamily - 1.3%
1,825 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
6/24 at 100.00 1,825,396
1,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project,
Senior Lien Series 2020A-1, 5.500%, 1/01/50
1/30 at 100.00 956,360
Total Housing/Multifamily 2,781,756

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 2.2%
$ 1,535 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 $ 1,501,644
2,305 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 2,223,680
1,090 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.650%, 12/01/54
6/33 at 100.00 1,086,368
Total Housing/Single Family 4,811,692
Industrials - 5.2%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/24 at 100.00 819,013
195 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37
11/28 at 100.00 206,364
3,155 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 2,828,759
900 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46
11/30 at 100.00 801,780
85 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist
Parish GOMESA Project, Series 2019, 3.900%, 11/01/44
11/29 at 100.00 75,112
100 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44
11/28 at 100.00 96,724
1,910 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish
GOMESA Project, Series 2020, 3.875%, 11/01/45
11/29 at 100.00 1,675,174
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018:
100 (c) 5.375%, 11/01/38 11/28 at 100.00 103,722
100 (c) 5.500%, 11/01/39 11/28 at 100.00 104,567
1,645 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38
11/28 at 100.00 1,669,518
1,000 (c),(d) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT)
No Opt. Call 10
2,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 2,186,246
205 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 224,086
250 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
7/24 at 100.00 242,628
Total Industrials 11,033,703
Long-Term Care - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 2,004,719
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 379,994
Total Long-Term Care 2,384,713
Materials - 0.4%
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 947,397
Total Materials 947,397

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 8.0%
Calcasieu Parish School District 23, Louisiana, General Obligation Bonds,
Public School Improvement Series 2019:
$ 1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 $ 1,059,467
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 1,596,574
Cameron Parish School District 15, Louisiana, General Obligtion Bonds,
Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 258,713
350 4.000%, 10/01/39 10/30 at 100.00 329,685
425 4.000%, 10/01/40 10/30 at 100.00 397,481
Livingston Parish School District 1, Louisiana, General Obligation Bonds,
Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 1,050,027
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 539,725
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 980,036
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%,
3/01/41
3/31 at 100.00 1,051,859
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 3,137,572
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 1,846,991
2,000 5.000%, 12/01/46 12/30 at 100.00 2,086,632
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015:
125 5.000%, 12/01/27 12/25 at 100.00 127,549
525 5.000%, 12/01/29 12/25 at 100.00 535,016
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2022, 5.250%, 12/01/38
12/32 at 100.00 2,029,990
Total Tax Obligation/General 17,027,317
Tax Obligation/Limited - 13.0%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 4.000%, 11/15/39
11/25 at 100.00 158,378
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,078,367
Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 2,001,851
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 2,976,100
1,000 (c) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51
6/32 at 100.00 825,528
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 997,748
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call 518,051
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 1,450,286
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A:
2,325 5.000%, 7/01/48 7/33 at 100.00 2,449,738
1,735 5.250%, 7/01/53 7/33 at 100.00 1,857,237
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Correctional Institution for Women Series 2023:
725 4.000%, 10/01/41 10/33 at 100.00 701,335
1,000 4.000%, 10/01/43 10/33 at 100.00 956,455
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Office of Juvenile Justice Project, Series 2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 1,407,314
1,490 4.000%, 10/01/39 10/30 at 100.00 1,451,356
4,160 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 4,317,399

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 365 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27
No Opt. Call $ 346,165
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 110,184
Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds,
Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 753,440
680 4.000%, 8/01/39 8/29 at 100.00 677,715
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 756,198
42 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 35,852
Total Tax Obligation/Limited 27,826,697
Transportation - 9.9%
1,300 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/24 at 100.00 1,300,322
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 786,253
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 1,003,901
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
7/24 at 100.00 2,000,803
1,255 (c) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
7/24 at 100.00 1,255,286
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Gilf Opportunity Zone Project, Refunding Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 197,434
1,000 4.000%, 1/01/38 1/29 at 100.00 987,376
1,015 4.000%, 1/01/39 1/29 at 100.00 990,423
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 2,006,584
1,880 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 1,882,231
3,100 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 3,181,232
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 836,058
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 2,770,495
2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT), 5.000%,
4/01/50
4/30 at 100.00 2,041,638
Total Transportation 21,240,036
U.S. Guaranteed - 2.5% (e)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 1,009,464
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 1,606,615
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call 25,589

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (e) (continued)
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
$ 355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 $ 366,764
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24)
- AGM Insured
9/24 at 100.00 801,950
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 1,333,375
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 201,177
Total U.S. Guaranteed 5,344,934
Utilities - 8.3%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 1,615,990
505 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A, 5.000%, 7/01/35
7/34 at 100.00 554,252
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,018,308
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 813,069
2,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
7/24 at 100.00 2,579,415
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 1,114,323
1,000 4.000%, 6/01/50 6/30 at 100.00 904,925
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 1,036,326
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 1,474,222
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 951,938
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 330,967
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 1,049,520
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 1,551,133
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 2,022,812
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 294,966
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/24 at 100.00 457,634
Total Utilities 17,769,800
Total Municipal Bonds
(cost $217,512,467) 203,790,485
Shares Description (a) Value
X 8,045,620
COMMON STOCKS - 3.8%   X 8,045,620
Utilities - 3 .8%
3,178 (f),(g) Vistra Vision $ 8,045,620
Total Utilities 8,045,620
Total Common Stocks
(cost $2,755,685) 8,045,620
Total Long-Term Investments
(cost $220,268,152) 211,836,105
Other Assets & Liabilities, Net - 0.9% 1,877,356
Net Assets - 100% $ 213,713,461

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $19,499,838 or 9.2% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.9%
X 528,837,598
MUNICIPAL BONDS - 100.9%   X 528,837,598
Education and Civic Organizations - 16.8%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 $ 2,060,887
3,415 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 3,213,202
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 2,046,204
Elizabeth City State University, North Carolina, General Revenue Bonds,
Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call 631,921
645 5.000%, 4/01/27 - AGM Insured No Opt. Call 665,333
425 5.000%, 4/01/28 - AGM Insured No Opt. Call 440,994
465 5.000%, 4/01/29 - AGM Insured No Opt. Call 486,829
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 781,543
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 1,549,092
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 4,542,294
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 1,036,083
North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 777,233
685 4.000%, 6/01/34 6/26 at 100.00 662,541
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 5,045,498
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%,
1/01/35
7/26 at 100.00 5,019,646
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 7,712,048
North Carolina Central University, General Revenue Bonds, Refunding
Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 3,192,657
3,215 5.000%, 10/01/27 4/26 at 100.00 3,275,638
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 1,070,161
1,000 North Carolina State Education Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020A, 5.000%, 6/01/28, (AMT)
No Opt. Call 1,033,875
North Carolina State University at Raleigh, General Revenue Bonds,
Refunding Series 2018:
1,700 4.000%, 10/01/40 10/34 at 100.00 1,699,949
1,790 4.000%, 10/01/41 10/34 at 100.00 1,787,401
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 5,043,848
University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 241,553
4,415 4.000%, 10/01/40 10/27 at 100.00 4,399,158
University of North Carolina, Charlotte, General Revenue Bonds, Series
2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 2,240,744
6,600 5.000%, 10/01/47 10/27 at 100.00 6,795,130
University of North Carolina, Greensboro, General Revenue Bonds,
Refunding Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 1,049,779
835 5.000%, 4/01/31 4/28 at 100.00 876,687

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 $ 6,210,620
750 University of North Carolina, Wilmington, General Revenue Bonds, Series
2021, 4.000%, 10/01/41
10/29 at 100.00 743,360
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 4,618,131
Western Carolina University, North Carolina, General Revenue Bonds,
Series 2020B:
6,000 4.000%, 4/01/45 4/30 at 100.00 5,934,791
1,000 4.000%, 4/01/50 4/30 at 100.00 950,804
Total Education and Civic Organizations 87,835,634
Health Care - 12.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series
2016A:
2,000 5.000%, 1/15/25 No Opt. Call 2,015,142
3,000 5.000%, 1/15/36 1/26 at 100.00 3,053,713
1,685 5.000%, 1/15/40 1/26 at 100.00 1,701,780
2,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand
Series 2021B, 5.000%, 1/15/50, (Mandatory Put 12/02/24)
No Opt. Call 2,011,755
3,750 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 4.000%, 1/15/39
1/29 at 100.00 3,749,157
500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018D, 3.625%, 1/15/48, (Mandatory Put 6/15/27)
No Opt. Call 491,814
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call 587,216
28,995 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49
11/29 at 100.00 27,693,812
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 2,964,466
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015:
5,860 5.000%, 6/01/40 6/25 at 100.00 5,899,208
3,000 5.000%, 6/01/45 6/25 at 100.00 3,010,059
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
7/24 at 100.00 2,000,563
North Carolina Medical Care Commission, Health Care Facilities Revenues
Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 1,052,805
1,000 5.000%, 12/01/33 12/28 at 100.00 1,051,988
8,010 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call 8,911,526
Total Health Care 66,195,004
Housing/Single Family - 1.2%
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Series 52-A, 4.900%, 7/01/43
7/32 at 100.00 5,079,527
1,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 52-A, 5.000%, 7/01/46
7/32 at 100.00 1,016,227
Total Housing/Single Family 6,095,754

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 1.3%
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A:
$ 280 4.000%, 3/01/29 3/28 at 103.00 $ 270,925
285 4.000%, 3/01/30 3/28 at 103.00 273,377
295 4.000%, 3/01/31 3/28 at 103.00 280,378
550 4.000%, 3/01/41 3/28 at 103.00 460,432
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 2,385,956
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/44
7/26 at 103.00 987,642
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 776,792
North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 565,655
225 5.000%, 10/01/31 10/26 at 100.00 231,354
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 673,814
Total Long-Term Care 6,906,325
Tax Obligation/General - 9.2%
Asheville, North Carolina, General Obligation Bonds, Refunding Series
2023:
500 5.000%, 6/01/35 6/33 at 100.00 569,390
500 4.000%, 6/01/39 6/33 at 100.00 514,324
Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2016A:
1,250 5.000%, 7/01/30 7/26 at 100.00 1,289,441
1,750 4.000%, 7/01/36 7/26 at 100.00 1,758,463
County of Durham, North Carolina, General Obligation Bonds, Refunding
Series 2023:
2,020 4.000%, 6/01/40 6/33 at 100.00 2,057,475
1,000 4.000%, 6/01/41 6/33 at 100.00 1,010,636
1,870 4.000%, 6/01/42 6/33 at 100.00 1,876,195
Davidson County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,027,633
1,795 5.000%, 6/01/30 6/26 at 100.00 1,838,992
300 Davidson County, North Carolina, General Obligation Bonds, Refunding
Series 2016, 5.000%, 6/01/25
No Opt. Call 304,633
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call 1,030,443
3,000 Guilford County, North Carolina, General Obligation Bonds, School Series
2024, 4.000%, 3/01/41
3/34 at 100.00 3,033,968
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call 11,570,000
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 1,268,188
2,970 Union County, North Carolina, General Obligation Bonds, School Series
2023, 5.000%, 9/01/42
9/33 at 100.00 3,280,610
810 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C, 5.000%, 2/01/29
No Opt. Call 874,382
5,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 5,604,764
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 517,405
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 2,165,919
Wake County, North Carolina, Limited Obligation Bonds, Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 2,171,367
2,000 5.000%, 9/01/36 9/29 at 100.00 2,155,720

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,000 Wake County, North Carolina, Limited Obligation Bonds, Series 2024,
5.000%, 5/01/36
5/34 at 100.00 $ 2,289,870
Total Tax Obligation/General 48,209,818
Tax Obligation/Limited - 19.7%
Buncombe County, North Carolina, Limited Obligation Bonds, Series
2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 1,265,033
2,375 5.000%, 6/01/34 6/25 at 100.00 2,403,498
1,375 5.000%, 6/01/35 6/25 at 100.00 1,391,471
Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 415,981
100 5.000%, 4/01/31 4/27 at 100.00 103,580
4,675 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A, 5.000%, 6/01/40
6/32 at 100.00 5,124,464
Charlotte, North Carolina, Certificates of Participation, Convention
Facilities Project, Series 2019A:
310 5.000%, 6/01/33 6/29 at 100.00 333,990
1,010 5.000%, 6/01/40 6/29 at 100.00 1,071,027
3,500 5.000%, 6/01/44 6/29 at 100.00 3,679,372
1,465 Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame
Public Facilities, Refunding Series 2019C, 4.000%, 6/01/37
6/29 at 100.00 1,473,420
Charlotte, North Carolina, Certificates of Participation, Refunding Cultural
Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 4,392,833
1,930 5.000%, 6/01/37 6/29 at 100.00 2,067,788
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 2,517,451
Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 505,112
500 4.000%, 6/01/39 6/30 at 100.00 502,014
Duplin County, North Carolina, Limited Obligation Bonds, County Water
Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 1,508,402
1,000 5.000%, 4/01/34 4/26 at 100.00 1,021,678
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 1,312,773
1,000 Durham County, North Carolina, Limited Obligation Bonds, Installment
Financing Agreement, Series 2023A, 5.000%, 6/01/24
No Opt. Call 1,000,000
555 Johnston County Finance Corporation, North Carolina, Limited Obligation
Bonds, Series 2020A, 5.000%, 4/01/33
4/30 at 100.00 606,594
600 Lee County, North Carolina, Limited Obligation Bonds, Series 2018,
4.000%, 5/01/36
5/28 at 100.00 600,515
Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015:
120 (c) 4.375%, 3/01/25 No Opt. Call 118,730
1,600 (c) 5.375%, 3/01/40 3/25 at 100.00 1,460,082
Nags Head, North Carolina, Limited Obligation Bonds, Series 2023:
660 5.000%, 6/01/37 6/33 at 100.00 742,751
920 5.000%, 6/01/39 6/33 at 100.00 1,023,903
930 5.000%, 6/01/41 6/33 at 100.00 1,021,120
935 5.000%, 6/01/42 6/33 at 100.00 1,023,095
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call 3,929,879
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call 4,971,873
North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
260 5.000%, 5/01/28 5/27 at 100.00 271,458
5,275 5.000%, 5/01/29 5/27 at 100.00 5,510,342
8,950 5.000%, 5/01/30 5/27 at 100.00 9,339,433
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 2,702,416

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 $ 2,373,986
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call 2,008,683
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,554 0.000%, 7/01/33 7/28 at 86.06 2,485,133
5,296 4.500%, 7/01/34 7/25 at 100.00 5,307,426
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 2,215,718
7,405 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 7,381,830
Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455 5.000%, 10/01/33 10/24 at 100.00 456,634
750 5.000%, 10/01/34 10/24 at 100.00 752,687
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 1,023,057
985 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call 985,000
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 2,482,614
3,570 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,663,728
Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 518,502
250 5.000%, 12/01/33 12/27 at 100.00 258,426
Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 693,616
690 5.000%, 12/01/35 12/28 at 100.00 723,047
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 1,030,335
Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D:
500 5.000%, 9/01/40 9/33 at 100.00 555,226
1,250 5.000%, 9/01/41 9/33 at 100.00 1,377,321
1,250 5.000%, 9/01/43 9/33 at 100.00 1,366,867
Total Tax Obligation/Limited 103,071,914
Transportation - 20.3%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 4,003,458
5,000 5.000%, 7/01/33 7/24 at 100.00 5,004,316
4,935 5.000%, 7/01/34 7/24 at 100.00 4,939,249
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 1,982,649
6,610 5.000%, 7/01/47 7/27 at 100.00 6,767,631
5,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,739,898
North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 1,505,356
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 10,491,969

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C:
$ 865 0.000%, 7/01/27 7/26 at 96.08 $ 748,106
880 0.000%, 7/01/29 7/26 at 87.76 695,441
175 0.000%, 7/01/32 7/26 at 75.72 120,352
1,500 0.000%, 7/01/34 7/26 at 68.37 931,379
2,905 0.000%, 7/01/35 7/26 at 64.91 1,712,326
3,735 0.000%, 7/01/38 7/26 at 55.68 1,873,067
3,995 0.000%, 7/01/39 7/26 at 52.96 1,871,266
2,385 0.000%, 7/01/40 7/26 at 50.36 1,052,206
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 1,205,935
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019:
5,150 0.000%, 1/01/42 1/30 at 68.97 2,329,018
15,500 0.000%, 1/01/47 1/30 at 58.00 5,340,761
6,000 0.000%, 1/01/48 1/30 at 55.97 1,956,952
3,600 0.000%, 1/01/49 1/30 at 54.10 1,112,467
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 1,036,218
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 1,449,152
4,875 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/36
1/28 at 100.00 4,947,513
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call 47,598
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call 2,447,544
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call 13,175,345
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call 11,929,199
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call 8,737,645
Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 1,238,035
300 5.000%, 5/01/30 5/25 at 100.00 303,007
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 835,230
Total Transportation 106,530,288
U.S. Guaranteed - 2.5% (d)
Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series
2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 405,781
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 1,764,905
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 1,005,123
New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 3,027,176
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 3,126,514
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 1,003,830
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 2,467,117
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call 321,037
Total U.S. Guaranteed 13,121,483

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 17.3%
Brunswick County, North Carolina, Enterprise System Revenue Bonds,
Series 2020:
$ 800 5.000%, 4/01/32 4/30 at 100.00 $ 874,449
1,800 3.000%, 4/01/46 4/30 at 100.00 1,399,667
Cape Fear Public Utility Authority, North Carolina,  Water and Sewer
System Revenue Bonds, Refunding Series 2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 1,916,196
6,615 4.000%, 8/01/44 8/29 at 100.00 6,408,082
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 952,720
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 522,610
3,875 City of Raleigh, North Carolina, Combined Enterprise System Revenue
and Refunding Bonds, Series 2023, 5.000%, 9/01/48
9/33 at 100.00 4,203,352
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 2,032,346
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 1,029,476
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,878,509
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 14,284,184
1,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2049, 5.000%, 6/01/49 , (WI/DD)
No Opt. Call 1,080,048
3,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2054, 5.000%, 6/01/54 , (WI/DD)
No Opt. Call 3,208,385
Greenville Utilities Commission, North Carolina, Combined Enterprise
System Revenue Bonds, Series 2022:
330 4.000%, 12/01/41 12/32 at 100.00 327,991
325 4.000%, 12/01/42 12/32 at 100.00 318,919
300 4.125%, 12/01/43 12/32 at 100.00 295,810
330 4.125%, 12/01/44 12/32 at 100.00 323,426
725 5.000%, 12/01/46 12/32 at 100.00 781,371
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 3,200,649
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 5,211,096
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call 649,886
Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series
2023:
3,500 4.000%, 4/01/48 4/33 at 100.00 3,375,279
4,125 4.000%, 4/01/53 4/33 at 100.00 3,951,636
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 1,751,279
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 1,449,609
295 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/27
1/26 at 100.00 300,846
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 3,139,136
740 5.000%, 1/01/30 7/26 at 100.00 757,032
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 3,218,559
3,345 5.000%, 6/01/35 6/25 at 100.00 3,380,177
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call 1,262,982
1,335 5.000%, 6/01/28 6/27 at 100.00 1,385,589
1,000 5.000%, 6/01/33 6/27 at 100.00 1,040,665

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016:
$ 600 5.000%, 12/01/25 No Opt. Call $ 613,248
940 5.000%, 12/01/28 12/26 at 100.00 972,896
1,800 Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2023, 5.000%, 12/01/53
12/33 at 100.00 1,911,200
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 2,711,725
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 1,038,330
500 5.000%, 6/01/32 12/25 at 100.00 508,966
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2017:
400 5.000%, 6/01/24 No Opt. Call 400,000
400 5.000%, 6/01/28 6/27 at 100.00 418,162
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,356,500
1,275 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2021, 3.000%, 6/01/51
6/31 at 100.00 939,756
365 Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2016A, 5.000%, 6/01/29
6/26 at 100.00 375,871
680 Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022, 4.000%, 6/01/34
6/32 at 100.00 712,763
Total Utilities 90,871,378
Total Municipal Bonds
(cost $530,491,975) 528,837,598
Total Long-Term Investments
(cost $530,491,975) 528,837,598
Other Assets & Liabilities, Net - (0.9)% (4,908,669)
Net Assets - 100% $ 523,928,929
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,578,812 or 0.3% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2024 Georgia Louisiana North Carolina
ASSETS
Long-term investments, at value
†
$ 173,883,950 $ 211,836,105 $ 528,837,598
Cash 4,056,297 – –
Receivables:
Interest 2,593,753 3,081,885 7,188,115
Investments sold – 75,191 1,215,000
Shares sold 66,601 75,068 302,820
Other 11,562 8,651 41,131
Total assets 180,612,163 215,076,900 537,584,664
LIABILITIES
Cash overdraft – 629,653 7,528,879
Payables:
Management fees 76,462 91,427 220,742
Dividends 59,559 66,172 261,763
Interest 654 — –
Investments purchased - when-issued/delayed-delivery settlement 2,000,000 – 4,281,460
Shares redeemed 288,011 484,190 1,131,901
Accrued expenses:
Custodian fees 24,155 27,600 54,214
Trustees fees 2,700 3,155 33,363
Professional fees 5,709 6,738 17,878
Shareholder reporting expenses 9,300 8,177 20,035
Shareholder servicing agent fees 27,364 18,392 68,431
12b-1 distribution and service fees 21,598 27,935 37,069
Total liabilities 2,515,512 1,363,439 13,655,735
Net assets $ 178,096,651 $ 213,713,461 $ 523,928,929
NET ASSETS CONSIST OF:
Paid-in capital $ 199,691,923 $ 227,250,543 $ 579,427,601
Total distributable earnings (loss) (21,595,272) (13,537,082) (55,498,672)
Net assets $ 178,096,651 $ 213,713,461 $ 523,928,929
†
Long-term investments, cost $ 176,612,774 $ 220,268,152 $ 530,491,975
Georgia Louisiana North Carolina
CLASS A:
Net assets $ 114,336,734 $ 131,662,323 $ 189,767,406
Shares outstanding 11,862,019 12,464,964 19,154,483
Net asset value ("NAV") per share $ 9.64 $ 10.56 $ 9.91
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.06 $ 11.02 $ 10.34
CLASS C:
Net assets $ 2,389,073 $ 6,367,707 $ 5,239,552
Shares outstanding 248,567 605,804 528,561
NAV and offering price per share $ 9.61 $ 10.51 $ 9.91
CLASS I:
Net assets $ 61,370,844 $ 75,683,431 $ 328,921,971
Shares outstanding 6,383,848 7,152,173 33,083,377
NAV and offering price per share $ 9.61 $ 10.58 $ 9.94
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2024 Georgia Louisiana North Carolina
INVESTMENT INCOME
Dividends $ — $ 31,776 $ —
Interest 6,804,115 7,974,966 18,355,883
Total investment income 6,804,115 8,006,742 18,355,883
EXPENSES
– – –
Management fees 921,884 1,074,719 2,606,682
12b-1 service fees - Class A 240,385 271,690 385,404
12b-1 distribution and service fees - Class C 26,128 74,884 66,041
Shareholder servicing agent fees - Class A 73,713 46,520 100,558
Shareholder servicing agent fees - Class C 1,601 2,566 3,449
Shareholder servicing agent fees - Class I 36,425 23,779 171,717
Interest expense 22,041 60,288 86,810
Trustees fees 6,655 7,801 19,534
Custodian expenses, net 24,129 27,151 21,829
Registration fees 4,155 4,047 4,796
Professional fees 59,145 62,220 84,686
Shareholder reporting expenses 26,402 23,227 50,543
Other 14,799 15,098 19,868
Total expenses 1,457,462 1,693,990 3,621,917
Net investment income (loss) 5,346,653 6,312,752 14,733,966
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,728,357) 959,548 (9,714,893)
Net realized gain (loss) (1,728,357) 959,548 (9,714,893)
Change in unrealized appreciation (depreciation) on:
Investments 1,287,055 2,227,291 4,769,854
Net change in unrealized appreciation (depreciation) 1,287,055 2,227,291 4,769,854
Net realized and unrealized gain (loss) (441,302) 3,186,839 (4,945,039)
Net increase (decrease) in net assets from operations $ 4,905,351 $ 9,499,591 $ 9,788,927

Statement of Changes in Net Assets
See Notes to Financial Statements

Georgia Louisiana
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 5,346,653 $ 1,966,859 $ 6,312,752 $ 6,053,326
Net realized gain (loss) (1,728,357) (10,088,757) 959,548 (2,125,661)
Net change in unrealized appreciation (depreciation) 1,287,055 5,042,722 2,227,291 (5,364,968)
Net increase (decrease) in net assets from operations 4,905,351 (3,079,176) 9,499,591 (1,437,303)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,483,988) (3,079,497) (3,923,015) (3,893,443)
Class C (54,266) (63,232) (157,546) (188,990)
Class I (1,834,889) (1,536,233) (2,164,549) (1,753,446)
Total distributions (5,373,143) (4,678,962) (6,245,110) (5,835,879)
FUND SHARE TRANSACTIONS
Subscriptions 58,587,426 111,540,677 40,004,044 41,830,615
Reinvestments of distributions 4,673,005 4,015,416 5,483,235 4,965,616
Redemptions (65,761,830) (119,688,183) (46,752,216) (56,315,262)
Net increase (decrease) from Fund share transactions (2,501,399) (4,132,090) (1,264,937) (9,519,031)
Net increase (decrease) in net assets (2,969,191) (11,890,228) 1,989,544 (16,792,213)
Net assets at the beginning of period 181,065,842 192,956,070 211,723,917 228,516,130
Net assets at the end of period $ 178,096,651 $ 181,065,842 $ 213,713,461 $ 211,723,917

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
North Carolina
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 14,733,966 $ 13,539,088
Net realized gain (loss) (9,714,893) (25,244,437)
Net change in unrealized appreciation (depreciation) 4,769,854 3,449,696
Net increase (decrease) in net assets from operations 9,788,927 (8,255,653)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,986,648) (4,270,912)
Class C (119,560) (122,428)
Class I (9,280,409) (8,191,304)
Total distributions (14,386,617) (12,584,644)
FUND SHARE TRANSACTIONS
Subscriptions 228,396,646 308,795,305
Reinvestments of distributions 11,377,202 9,984,611
Redemptions (254,802,621) (379,431,659)
Net increase (decrease) from Fund share transactions (15,028,773) (60,651,743)
Net increase (decrease) in net assets (19,626,463) (81,492,040)
Net assets at the beginning of period 543,555,392 625,047,432
Net assets at the end of period $ 523,928,929 $ 543,555,392

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Georgia
Class
A
5/31/24
$ 9.65 $ 0.28 $ (0.01) $ 0.27 $ (0.28) $ — $ (0.28) $ 9.64
5/31/23
10.05 0.10 (0.26) (0.16) (0.24) — (0.24) 9.65
5/31/22
11.22 0.22 (1.18) (0.96) (0.21) — (0.21) 10.05
5/31/21
10.92 0.24 0.30 0.54 (0.24) — (0.24) 11.22
5/31/20
10.81 0.27 0.10 0.37 (0.26) — (0.26) 10.92
Class
C
5/31/24
9.62 0.20 (0.01) 0.19 (0.20) — (0.20) 9.61
5/31/23
10.02 0.02 (0.26) (0.24) (0.16) — (0.16) 9.62
5/31/22
11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
5/31/21
10.88 0.15 0.30 0.45 (0.15) — (0.15) 11.18
5/31/20
10.77 0.18 0.10 0.28 (0.17) — (0.17) 10.88
Class
I
5/31/24
9.63 0.30 (0.02) 0.28 (0.30) — (0.30) 9.61
5/31/23
10.02 0.12 (0.25) (0.13) (0.26) — (0.26) 9.63
5/31/22
11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
5/31/21
10.89 0.26 0.30 0.56 (0.26) — (0.26) 11.19
5/31/20
10.78 0.29 0.10 0.39 (0.28) — (0.28) 10.89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .84% $ 114,337 0 .85% 0 .84% 2 .88% 13%
( 1 .58 ) 121,565 0 .84 0 .83 1 .01 40
( 8 .66 ) 124,199 0 .83 0 .83 1 .98 19
5 .01 144,796 0 .82 0 .82 2 .18 2
3 .42 107,819 0 .83 0 .83 2 .43 15
2 .00 2,389 1 .65 1 .64 2 .08 13
( 2 .39 ) 3,125 1 .65 1 .64 0 .19 40
( 9 .35 ) 4,704 1 .63 1 .63 1 .18 19
4 .18 6,343 1 .62 1 .62 1 .39 2
2 .59 6,851 1 .63 1 .63 1 .63 15
2 .93 61,371 0 .65 0 .64 3 .08 13
( 1 .29 ) 56,375 0 .64 0 .63 1 .20 40
( 8 .48 ) 64,053 0 .63 0 .63 2 .19 19
5 .23 68,891 0 .62 0 .62 2 .38 2
3 .60 52,098 0 .63 0 .63 2 .63 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
ugh
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Louisiana
Class
A
5/31/24
$ 10.41 $ 0.31 $ 0.14 $ 0.45 $ (0.30) $ — $ (0.30) $ 10.56
5/31/23
10.75 0.29 (0.35) (0.06) (0.28) — (0.28) 10.41
5/31/22
11.64 0.26 (0.90) (0.64) (0.25) — (0.25) 10.75
5/31/21
11.17 0.31 0.47 0.78 (0.31) — (0.31) 11.64
5/31/20
11.32 0.34 (0.14) 0.20 (0.35) — (0.35) 11.17
Class
C
5/31/24
10.36 0.22 0.15 0.37 (0.22) — (0.22) 10.51
5/31/23
10.70 0.21 (0.35) (0.14) (0.20) — (0.20) 10.36
5/31/22
11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
5/31/21
11.11 0.22 0.47 0.69 (0.22) — (0.22) 11.58
5/31/20
11.26 0.25 (0.15) 0.10 (0.25) — (0.25) 11.11
Class
I
5/31/24
10.43 0.33 0.15 0.48 (0.33) — (0.33) 10.58
5/31/23
10.78 0.31 (0.36) (0.05) (0.30) — (0.30) 10.43
5/31/22
11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
5/31/21
11.19 0.33 0.47 0.80 (0.33) — (0.33) 11.66
5/31/20
11.34 0.36 (0.14) 0.22 (0.37) — (0.37) 11.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .41% $ 131,662 0 .83% 0 .80% 2 .93% 15%
( 0 .53 ) 140,021 0 .80 0 .80 2 .78 12
( 5 .61 ) 156,506 0 .79 0 .79 2 .31 18
7 .08 160,148 0 .80 0 .80 2 .70 8
1 .73 135,199 0 .82 0 .81 3 .00 8
3 .61 6,368 1 .63 1 .60 2 .13 15
( 1 .32 ) 8,586 1 .60 1 .60 1 .98 12
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
6 .25 13,801 1 .60 1 .60 1 .90 8
0 .90 13,866 1 .62 1 .61 2 .20 8
4 .64 75,683 0 .63 0 .60 3 .13 15
( 0 .39 ) 63,117 0 .60 0 .60 2 .98 12
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18
7 .29 60,160 0 .60 0 .60 2 .89 8
1 .94 43,182 0 .62 0 .61 3 .20 8

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
North Carolina
Class
A
5/31/24
$ 9.94 $ 0.27 $ (0.04) $ 0.23 $ (0.26) $ — $ (0.26) $ 9.91
5/31/23
10.26 0.23 (0.34) (0.11) (0.21) — (0.21) 9.94
5/31/22
11.40 0.18 (1.14) (0.96) (0.18) — (0.18) 10.26
5/31/21
11.14 0.22 0.26 0.48 (0.22) — (0.22) 11.40
5/31/20
10.99 0.25 0.15 0.40 (0.25) — (0.25) 11.14
Class
C
5/31/24
9.95 0.19 (0.05) 0.14 (0.18) — (0.18) 9.91
5/31/23
10.28 0.15 (0.35) (0.20) (0.13) — (0.13) 9.95
5/31/22
11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
5/31/21
11.15 0.13 0.26 0.39 (0.13) — (0.13) 11.41
5/31/20
11.00 0.16 0.15 0.31 (0.16) — (0.16) 11.15
Class
I
5/31/24
9.98 0.29 (0.05) 0.24 (0.28) — (0.28) 9.94
5/31/23
10.31 0.25 (0.35) (0.10) (0.23) — (0.23) 9.98
5/31/22
11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
5/31/21
11.19 0.25 0.26 0.51 (0.25) — (0.25) 11.45
5/31/20
11.04 0.28 0.15 0.43 (0.28) — (0.28) 11.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .32% $ 189,767 0 .80% 0 .78% 2 .67% 20%
( 1 .06 ) 201,018 0 .81 0 .78 2 .27 23
( 8 .56 ) 201,287 0 .77 0 .76 1 .62 18
4 .36 267,521 0 .77 0 .76 1 .96 10
3 .68 212,327 0 .80 0 .77 2 .28 7
1 .43 5,240 1 .60 1 .58 1 .87 20
( 1 .92 ) 7,570 1 .61 1 .58 1 .47 23
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
3 .53 15,194 1 .57 1 .56 1 .18 10
2 .85 17,209 1 .60 1 .57 1 .48 7
2 .45 328,922 0 .60 0 .58 2 .87 20
( 0 .91 ) 334,967 0 .61 0 .58 2 .47 23
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18
4 .56 496,334 0 .57 0 .56 2 .16 10
3 .89 388,595 0 .60 0 .57 2 .48 7

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen
Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”) . The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Georgia
$ 4,772
Louisiana
9,301
North Carolina
30,591

Notes to Financial Statements
(continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement
: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
(“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period.
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 173,883,950 $ – $ 173,883,950
Total $ – $ 173,883,950 $ – $ 173,883,950
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 203,790,485 $ – $ 203,790,485
Common Stocks – – 8,045,620 8,045,620
Total $ – $ 203,790,485 $ 8,045,620 $ 211,836,105
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 528,837,598 $ – $ 528,837,598
Total $ – $ 528,837,598 $ – $ 528,837,598
Louisiana
Level 3
Common
Stocks
Balance at the beginning of period $-
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 8,045,620
Transfers (out of) -
Balance at the end of period $8,045,620
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(489,964)

Notes to Financial Statements
(continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $- $- $- $(8,045,620) $8,045,620 $-
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Louisiana Common Stocks $8,045,620 Enterprise Value EBITDA Multiples 11.50-13.50 N/A

Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Georgia
$ 23,903,676 $ 27,391,638
Louisiana
35,431,218 32,412,475
North Carolina
111,140,844 105,511,941

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
Georgia Shares Amount Shares Amount
Subscriptions:
Class A 2,785,928 $25,952,482 9,305,706 $89,016,146
Class A - automatic conversion of Class C — — 8,759 85,777
Class C 48,210 463,794 36,271 356,101
Class I 3,340,722 32,171,150 2,286,604 22,082,653
Total subscriptions 6,174,860 58,587,426 11,637,340 111,540,677
Reinvestments of distributions:
Class A 319,757 3,081,978 276,816 2,674,870
Class C 5,363 51,518 6,217 59,850
Class I 160,208 1,539,509 132,937 1,280,696
Total reinvestments of distributions 485,328 4,673,005 415,970 4,015,416
Redemptions:
Class A (3,836,524) (36,490,834) (9,355,712) (89,465,291)
Class C (129,776) (1,246,269) (178,431) (1,721,447)
Class C - automatic conversion to Class A — — (8,786) (85,777)
Class I (2,972,899) (28,024,727) (2,954,083) (28,415,668)
Total redemptions (6,939,199) (65,761,830) (12,497,012) (119,688,183)
Net increase (decrease) (279,011) $(2,501,399) (443,702) $(4,132,090)
Year Ended
5/31/24
Year Ended
5/31/23
Louisiana Shares Amount Shares Amount
Subscriptions:
Class A 1,049,593 $10,963,735 1,727,516 $17,983,675
Class A - automatic conversion of Class C — — 1,116 11,643
Class C 58,005 609,897 38,663 401,507
Class I 2,733,112 28,430,412 2,245,027 23,433,790
Total subscriptions 3,840,710 40,004,044 4,012,322 41,830,615
Reinvestments of distributions:
Class A 322,025 3,362,113 311,584 3,240,948
Class C 14,804 153,657 17,541 181,610
Class I 187,891 1,967,465 147,966 1,543,058
Total reinvestments of distributions 524,720 5,483,235 477,091 4,965,616
Redemptions:
Class A (2,356,241) (24,716,388) (3,148,440) (32,743,661)
Class C (295,567) (3,082,548) (327,437) (3,399,864)
Class C - automatic conversion to Class A — — (1,122) (11,643)
Class I (1,819,061) (18,953,280) (1,932,197) (20,160,094)
Total redemptions (4,470,869) (46,752,216) (5,409,196) (56,315,262)
Net increase (decrease) (105,439) $(1,264,937) (919,783) $(9,519,031)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
North Carolina Shares Amount Shares Amount
Subscriptions:
Class A 7,950,321 $77,822,727 14,781,977 $145,800,022
Class A - automatic conversion of Class C 14,172 143,873 29,375 296,682
Class C 87,344 865,913 64,147 633,726
Class I 15,030,387 149,564,133 16,253,502 162,064,875
Total subscriptions 23,082,224 228,396,646 31,129,001 308,795,305
Reinvestments of distributions:
Class A 463,821 4,601,565 389,716 3,878,729
Class C 11,285 111,989 11,259 112,135
Class I 669,455 6,663,648 600,112 5,993,747
Total reinvestments of distributions 1,144,561 11,377,202 1,001,087 9,984,611
Redemptions:
Class A (9,491,237) (92,641,385) (14,595,945) (143,276,536)
Class C (316,605) (3,154,207) (407,925) (4,064,950)
Class C - automatic conversion to Class A (14,158) (143,873) (29,345) (296,682)
Class I (16,174,849) (158,863,156) (23,292,539) (231,793,491)
Total redemptions (25,996,849) (254,802,621) (38,325,754) (379,431,659)
Net increase (decrease) (1,770,064) $(15,028,773) (6,195,666) $(60,651,743)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 176,794,964 $ 1,506,846 $ (4,417,860) $ (2,911,014)
Louisiana
219,786,988 6,624,975 (14,575,858) (7,950,883)
North Carolina
532,210,966 11,637,296 (15,010,664) (3,373,368)

Notes to Financial Statements
(continued)
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carry forwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 750,630 $ — $ — $ (2,911,014) $ (18,983,905) $ — $ (450,983) $ (21,595,272)
Louisiana
637,202 24,733 — (7,950,883) (5,702,207) — (545,927) (13,537,082)
North Carolina
1,863,927 — — (3,373,368) (52,706,103) — (1,283,128) (55,498,672)
1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June
3, 2024.
5/31/24 5/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Georgia
$ 5,373,143 $ — $ — $ 4,678,756 $ 206 $ —
Louisiana
6,241,075 4,035 — 5,821,119 14,760 —
North Carolina
14,386,617 — — 12,579,769 4,875 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Georgia
$ 5,126,196 $ 13,857,709 $ 18,983,905
Louisiana
3,606,956 2,095,251 5,702,207
North Carolina
17,547,147 35,158,956 52,706,103
Fund
Utilized
Georgia
$ —
Louisiana
960,429
North Carolina
—
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375

For the period June 1, 2023 through April 30,2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of May 31, 2024, the complex-level fee rate for each Fund was as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Georgia
0 .1577%
Louisiana
0 .1577%
North Carolina
0 .1577%

Notes to Financial Statements
(continued)
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Georgia
$ 36,020 $ 33,450
Louisiana
75,302 70,425
North Carolina
64,506 61,133
Fund
Commission
Advances
(Unaudited)
Georgia
$ 22,504
Louisiana
44,891
North Carolina
43,994
Fund
12b-1 Fees
Retained
(Unaudited)
Georgia
$ 2,832
Louisiana
3,905
North Carolina
4,431
Fund
CDSC
Retained
(Unaudited)
Georgia
$ —
Louisiana
529
North Carolina
6,469

9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Georgia
$ 2,031,594
Louisiana
4,541,474
North Carolina
12,900,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
8 $ 1,102,989 6.53%
Louisiana
11 2,703,089 6.46
North Carolina
11 10,604,640 6.53

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from  net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
1
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
1
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Georgia $ —
Louisiana —
North Carolina —
Fund Percentage
Georgia
– %
Louisiana
100 .0
North Carolina
–
1
Exempt Interest Dividends are not DRD eligible.
Fund Percentage
Georgia
– %
Louisiana
100 .0
North Carolina
–
1
Exempt Interest Dividends are not QDI eligible.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust III approved, for each respective fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support

2

international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

3

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●      For Nuveen Georgia Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three-and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund ranked in the third quartile for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●      For Nuveen Louisiana Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-and three-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●      For Nuveen North Carolina Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one-and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

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The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●      For Nuveen Georgia Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●      For Nuveen Louisiana Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●      For Nuveen North Carolina Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and net total expense ratio ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre-and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

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Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May

1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust III

Date: August 6, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: August 6, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)